Treasury Shares - Changes in Treasury Shares (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares, Beginning	7,187,231	7,189,170
Number of shares, Disposal of treasury shares	(1,528)	(1,939)
Number of shares, Ending	7,185,703	7,187,231	7,189,170
Amount, Beginning	₩ 1,533,054
Amount, Disposal of treasury shares	(459)	₩ (540)	₩ (462)
Amount, Ending	₩ 1,532,728	₩ 1,533,054
Treasury shares [member]
Number of shares, Beginning	7,187,231	7,189,170
Number of shares, Disposal of treasury shares	(1,528)	(1,939)
Number of shares, Ending	7,185,703	7,187,231	7,189,170
Amount, Beginning	₩ 1,533,054	₩ 1,533,468
Amount, Disposal of treasury shares	(326)	(414)	₩ (430)
Amount, Ending	₩ 1,532,728	₩ 1,533,054	₩ 1,533,468